Statements of Financial Position (USD $) In Thousands, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
ASSETS
Fixed maturities available-for-sale, at fair value (amortized cost, 2011: $4,838,695; 2010: $4,964,264)	$ 5,273,767	$ 5,456,221
Trading account assets, at fair value	38,578	79,605
Equity securities available-for-sale, at fair value (cost, 2011: $2,510; 2010: $14,484)	3,071	17,587
Commercial mortgage and other loans, net of valuation allowance	449,359	431,432
Policy loans	14,316	13,905
Short-term investments	237,601	228,383
Other long-term investments	191,545	75,476
Total investments	6,208,237	6,302,609
Cash and cash equivalents	8,861	487
Deferred policy acquisition costs	666,764	1,357,156
Accrued investment income	59,033	62,392
Reinsurance recoverable	1,748,177	187,062
Income tax receivable	102,678	0
Value of business acquired	29,010	32,497
Deferred sales inducements	445,841	796,507
Receivables from parent and affiliates	24,968	51,221
Investment receivable on open trades	6,299	8,435
Other assets	12,232	10,355
Separate account assets	42,942,758	48,275,343
TOTAL ASSETS	52,254,858	57,084,064
LIABILITIES AND EQUITY
Policyholders' account balances	5,189,269	5,319,359
Future policy benefits and other policyholder liabilities	2,092,694	412,872
Payables to parent and affiliates	73,587	127,502
Cash collateral for loaned securities	125,884	87,210
Income tax payable	0	67,844
Short-term debt	27,803	205,054
Long-term debt	600,000	600,000
Other liabilities	182,286	198,757
Separate account liabilities	42,942,758	48,275,343
TOTAL LIABILITIES	51,234,281	55,293,941
Commitments and Contingent Liabilities (See Note 12)
EQUITY
Common stock, $100 par value; 25,000 shares, authorized, issued and outstanding	2,500	2,500
Additional paid-in capital	882,670	974,921
Retained earnings (deficit)	(25,305)	621,831
Accumulated other comprehensive income (loss)	160,712	190,871
Total equity	1,020,577	1,790,123
TOTAL LIABILITIES AND EQUITY	$ 52,254,858	$ 57,084,064